PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Uncertain Tax Positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Uncertain Tax Positions [Roll Forward]
Beginning balance	$ 122,468	$ 20,212
Beginning balance	122,468
Liability for Uncertainty in Income Taxes, Decrease Resulting From Lapse of Applicable Statute of Limitations	(6,607)	0
Liability for Uncertainty in Income Taxes, Increase Resulting From Current Period Tax Positions	46,803	53,225
Liability for Uncertainty in Income Taxes, Increase Resulting From Prior Period Tax Positions	362	44,322
Liability for Uncertainty in Income Taxes, Decrease Resulting From Prior Period Tax Positions	(1,861)	0
Liability for Uncertainty in Income Taxes, Increase Resulting From Penalties And Interest Accrued	10,309	4,709
Ending balance	171,474	122,468
Ending balance	171,474	122,468
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	46,803	137,721
Unrecognized tax benefits	$ 238,931	$ 200,499	$ 18,800